Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2024
Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Quality Value ETF | Hartford Quality Value ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUVU